INCOME TAX CREDIT (Schedule of Net Operating Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	$ 73,893	$ 85,198	$ 80,577
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	68,132	78,700	73,754
Other regions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	1,000	2,185	0
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	$ 4,761	$ 4,313	$ 6,823